Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Finite and Indefinite-Lived Intangible Assets [Line Items]
Finite and Indefinite-Lived Intangible Assets, Gross	$ 130	$ 129	$ 127
Finite-Lived Intangible Assets, Accumulated Amortization	(54)	(50)	$ (46)
Contract-Based Intangible Assets [Member]
Finite and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	122	122
Finite-Lived Intangible Assets, Accumulated Amortization	(54)	(50)
Contract-Based Intangible Assets [Member]
Finite and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	$ 8	$ 7